STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First Quarterly Distribution Paid Per Unit	$ 0.55	$ 0.20	$ 0.00
Second Quarterly Distribution Paid Per Unit	0.16	0.20	0.04
Third Quarterly Distribution Paid Per Unit	0.64	0.10	0.00
Fourth Quarterly Distribution Declared Or Paid Per Unit	$ 1.18	$ 0.14	$ 0.05